Business Combinations - Additional Information (Details) $ in Thousands				12 Months Ended
	Apr. 30, 2021 USD ($)	Nov. 02, 2020 USD ($) AgentStation	Mar. 02, 2020 USD ($)	Dec. 31, 2021 USD ($) Business	Dec. 31, 2020 USD ($) Business
Disclosure Of Business Combinations [Line Items]
Number of business acquired | Business				10	13
Purchase price				$ 1,026,920	$ 331,602
Bargain purchase gain				193,549	4,008
Revenue of acquiree since acquisition date					213,200
Net income of acquiree since acquisition date					4,600
Revenue of acquiree since acquisition date					807,200
Net income of acquiree since acquisition date					31,900
Transaction costs				8,700	800
Trade receivables				361,800
Trade receivables expected to be uncollectible				9,600
Goodwill and intangible assets deducted for tax purpose				5,700	21,200
Contingent consideration, maximum amount payable in one year				400
Contingent consideration, maximum amount payable in two years				7,600
Fair value of assets				1,087,414	607,600
Land and buildings [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets				735,900
Customer-related intangible assets [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets				$ 12,000
Bottom of Range
Disclosure Of Business Combinations [Line Items]
Expected cash flows discounted rate used as basis to determine fair value, contingent consideration				3.90%
Top of Range
Disclosure Of Business Combinations [Line Items]
Expected cash flows discounted rate used as basis to determine fair value, contingent consideration				6.40%
Other Financial Liabilities
Disclosure Of Business Combinations [Line Items]
Contingent consideration recognised as of acquisition date				$ 7,400
DLS
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Nov. 02, 2020
Number of agent stations | AgentStation		140
Purchase price		$ 225,000			225,007
Revenue of acquiree since acquisition date					98,300
Net income of acquiree since acquisition date					1,500
Bargain purchase gain					$ 0
R.R. Donnelley & Sons Courier Service Business
Disclosure Of Business Combinations [Line Items]
Date of acquisition			Mar. 02, 2020
Purchase price			$ 10,600
R.R. Donnelley & Sons Courier Service Business | Logistics
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain			$ 4,000
Material and Nonmaterial Business
Disclosure Of Business Combinations [Line Items]
Revenue of acquiree since acquisition date				3,613,300
Net income of acquiree since acquisition date				151,600
Bargain purchase gain				193,500
Non Material Business
Disclosure Of Business Combinations [Line Items]
Revenue of acquiree since acquisition date				64,900
Net income of acquiree since acquisition date				900
UPS Freight
Disclosure Of Business Combinations [Line Items]
Purchase price	$ 864,600			864,607
Revenue of acquiree since acquisition date				2,334,400
Net income of acquiree since acquisition date				122,600
Bargain purchase gain				$ 193,549
UPS Freight | Logistics Segment Two
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain	12,000
UPS Freight | Logistics Segment One
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain	181,500
UPS Freight | Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain	$ 193,500